Ordinary dividends - Additional Information (Detail) - £ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interim period amount [member]
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 10.0	£ 22.7
Dividend payable date	Nov. 06, 2020
Previous period final amount [member]
Disclosure of Dividends [line items]
Proposed final dividend, per share	£ 37.3